Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 1, 2026 to the Fund’s Prospectus, dated February 1, 2026, as may be revised or supplemented from time to time.
LOOMIS SAYLES SMALL CAP GROWTH FUND
(the “Fund”)
Effective immediately, the second footnote under the Annual Fund Operating Expenses table within the section “Fund Fees & Expenses” in the Fund’s Summary Prospectus is restated as follows:
Effective July 1, 2026, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.19% and 0.89% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2028.

Loomis Sayles Small Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 1, 2026 to the Fund’s Prospectus, dated February 1, 2026, as may be revised or supplemented from time to time.
LOOMIS SAYLES SMALL CAP GROWTH FUND
(the “Fund”)
Effective immediately, the second footnote under the Annual Fund Operating Expenses table within the section “Fund Fees & Expenses” in the Fund’s Summary Prospectus is restated as follows:
Effective July 1, 2026, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.19% and 0.89% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2028.